FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 17, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash				$ 4,191		$ 4,385	$ 5,056		$ 9,537		$ 37,616
Financial assets and liabilities						400			100
Description of exchange rate	then changing the rate by 10%. Management determined 10% is a 'reasonably possible' change in foreign currency rates by considering the approximate change in rates in the prior twelve months.
Cash				$ 4,200		4,400
Cash flow model, high rate			25.10%	25.10%
Expected shares to be issued | shares			632,484	632,484
Cash flow model, low rate			18.40%	18.40%
Closing share price | $ / shares		$ 2.31
Credit risk [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash						4,400			8,900
Credit risk [Member] | Held with large financial institutions and national central banks [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash						4,400			8,900
Credit risk [Member] | Held with financial intermediaries [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash						100			$ 100
German subsidiaries [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Available credit facilities					€ 2,200,000	$ 2,400
TruHC Pharma GmbH [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and restricted cash | €	€ 3,551		€ 13,899		13,588			€ 15,281		€ 0
Cash | €			13,899		13,588			15,281
Fair value of debt | €			€ 577,354		€ 504,264			€ 228,704